Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended
	May 26, 2021	Mar. 08, 2021	May 28, 2021
Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding			750,000
Common Class B [Member] | Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding		750,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value		$ 300,000
Repayment of promissory note to related party	$ 250,000
Sponsor [Member] | Working capital loans [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity value			$ 2,000,000
Debt instrument conversion price per share			$ 10.00
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amount payable per month for office space administration and support services			$ 10,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services		5,750,000
Stock issued during the period value for services		$ 25,000
Percentage of the common stock issued and outstanding		20.00%